Other Assets	12 Months Ended
Dec. 31, 2025
Other Assets [abstract]
OTHER ASSETS
13.	OTHER ASSETS

	As at December 31,
	2025		2024
Reclamation deposit		$866	$672
Other assets		-	536
	$		$1,208
Current		$-	$(518)
Non-Current		$866	$690

The reclamation deposit relates to a surety bond to provide security on the Company’s remediation obligations.